Financial Instruments and Risk Management - Summary of Net Borrowings Interest Rate Profile (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 9,091	£ 7,892
Net borrowings interest rate	100.00%	100.00%
Fixed rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 4,739	£ 4,443
Net borrowings interest rate	52.00%	57.00%
Floating rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 4,245	£ 3,336
Net borrowings interest rate	47.00%	42.00%
Impact of financial derivatives and fair value adjustments [member]
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 107	£ 113
Net borrowings interest rate	1.00%	1.00%